Financial Services Fund Expense Example - Investor Class and Class H [Member] - Financial Services Fund	Aug. 01, 2025 USD ($)
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 143
Expense Example, with Redemption, 3 Years	454
Expense Example, with Redemption, 5 Years	787
Expense Example, with Redemption, 10 Years	1,731
Class H
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	168
Expense Example, with Redemption, 3 Years	531
Expense Example, with Redemption, 5 Years	918
Expense Example, with Redemption, 10 Years	$ 2,004